Retirement Benefits (Details 14) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Medical and Life Benefit Plans Disclosure (Amounts in paragraphs)
Percentage current retirees participating in plans	50.00%
Expected Employer Contributions (Amounts in paragraphs)
Average future service period of employees	10
Defined Contribution Plans Disclosure (Amounts in paragraphs)
Defined contribution plans cost	$ 288,000,000	$ 291,000,000	$ 262,000,000
Maximum percentage of employee compensation eligible for cash matching of employee contributions	4.00%
Pension Benefit Plans (Amounts in paragraphs)
Number of domestic unfunded non-qualified plans for directors, officers and certain employees	11
Accumulated benefit obligation for all defined benefit pension plans	20,500,000,000	19,300,000,000
Domestic unfunded non-qualified plans merged during period	9
Percentage threshold for excess gains or losses that are subject to amortization	10.00%
Information About Plan Assets (Amounts in paragraphs)
Maximum percentage of funds permitted to be invested in each trust account	no more than 5 percent
Number of real estate and private equity partnerships	167
Unfunded commitments	1,200,000,000	1,100,000,000
Notice period for alternative investments redemptions, days	90
Pension Benefits
Expected Employer Contributions (Amounts in paragraphs)
Employer contributions	789,000,000	657,000,000
Net after-tax actuarial loss	2,771,000,000	3,082,000,000
Average future service period of employees	10
Pension Benefits | Employer Contributions - Required
Expected Employer Contributions (Amounts in paragraphs)
Expected employer contributions	59,000,000
Pension Benefits | Employer Contributions - Discretionary
Expected Employer Contributions (Amounts in paragraphs)
Expected employer contributions	500,000,000
Employer contributions	728,000,000	601,000,000
Medical and Life Benefits
Expected Employer Contributions (Amounts in paragraphs)
Employer contributions	105,000,000	129,000,000
Medical and Life Benefits | Employer Contributions - Required
Expected Employer Contributions (Amounts in paragraphs)
Expected employer contributions	$ 124,000,000